CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2024	Dec. 31, 2023
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$594	$587
Series 3	24,000,000	6.75%	570	564
New LP Preferred Units(1)	19,000,749	6.25%	466	474
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	598,878	5.25%	15	16
Series 2	265,142	5.75%	5	7
Series 3	344,757	5.00%	6	8
Series 4	281,361	5.20%	5	7
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	152	145
BSREP V Iron REIT L.P. Preferred Interest	n/a	5.00%	38	—
Subsidiary Preferred Shares and Capital - alstria office Prime Portfolio GmbH & Co. KG (“Alstria Office Prime”)	19,472,214	n/a(2)	108	109
Brookfield India Real Estate Trust (“India REIT”)	287,235,005	n/a(3)	980	729
Capital Securities – Fund Subsidiaries			140	189
Total capital securities			$3,079	$2,835

Current			749	795
Non-current			2,330	2,040
Total capital securities			$3,079	$2,835
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)The dividend rate pertaining to Alstria Office Prime is declared annually and is neither fixed or mandatory.
(3)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.

New LP Preferred Units includes $466 million (December 31, 2023 - $474 million) of preferred equity interests issued in connection with the privatization of the partnership which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the holders of such interests can demand cash payment upon maturity of July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

The holders of each series of the BOP Split Senior Preferred Shares are each entitled to receive fixed cumulative preferential cash dividends, if, as and when declared by the board of directors of BOP Split. Dividends on each series of the BOP Split Senior Preferred Shares are payable quarterly on the last day of March, June, September and December in each year

Capital securities also includes $152 million at June 30, 2024 (December 31, 2023 - $145 million) of preferred equity interests held by a third party investor in Rouse which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $108 million at June 30, 2024 (December 31, 2023 - $109 million) which represents the equity from minority shareholders who are other limited partners in the subsidiary Alstria Office Prime. The equity of these limited partners is classified as a liability under IAS 32, rather than as non-controlling interest, due to each limited partner being contractually entitled to a severance payment equivalent to the NAV per share of the Alstria Office Prime, on their date of resignation.
Capital securities also includes $980 million at June 30, 2024 (December 31, 2023 - $729 million) of preferred equity interests held by third party investors in the India REIT, which have been classified as a liability, rather than as a non-controlling interest, due to the fact that India REIT has a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.

Capital Securities – Fund Subsidiaries of $140 million at June 30, 2024 (December 31, 2023 - $189 million) is comprised of co-investors interests in funds that can be redeemed for cash at specified dates at the co-investors election.

At June 30, 2024, capital securities includes $16 million (December 31, 2023 - $22 million) repayable in Canadian Dollars of C$22 million (December 31, 2023 - C$28 million).

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes in capital securities
(US$ Millions)	Dec. 31, 2023	Capital securities redeemed	Fair value changes	Foreign currency translation and other	Assumed from/Issued in asset acquisition	Jun. 30, 2024
Capital securities	$2,835	(12)	82	(6)	180	$3,079